SCUDDER
                                                                 INVESTMENTS(SM)
                                                                 [LOGO]



Supplement to each currently effective Prospectus containing Class S


Scudder 21st Century Growth Fund                            Scudder Large Company Value Fund

Scudder Balanced Fund                                       Scudder Latin America Fund

Scudder California Tax Free Fund                            Scudder Managed Municipal Bonds

Scudder Capital Growth Fund                                 Scudder Massachusetts Tax Free Fund

Scudder Cash Investment Trust                               Scudder Medium Term Tax Free Fund

Scudder Development Fund                                    Scudder Money Market Series
                                                               (Premium Class S and Prime Reserve Class S)
Scudder Dividend & Growth Fund
                                                            Scudder New York Tax Free Fund
Scudder Emerging Markets Growth Fund
                                                            Scudder Pacific Opportunities Fund
Scudder Emerging Markets Income Fund
                                                            Scudder Pathway Series: Balanced Portfolio
Scudder Global Bond Fund
                                                            Scudder Pathway Series: Conservative Portfolio
Scudder Global Fund
                                                            Scudder Pathway Series: Growth Portfolio
Scudder GNMA Fund
                                                            Scudder S&P 500 Index Fund
Scudder Gold Fund
                                                            Scudder Select 1000 Growth Fund
Scudder Greater Europe Growth Fund
                                                            Scudder Select 500 Fund
Scudder Growth and Income Fund
                                                            Scudder Short Term Bond Fund
Scudder Health Care Fund
                                                            Scudder Small Company Stock Fund
Scudder High Yield Bond Fund
                                                            Scudder Small Company Value Fund
Scudder High Yield Tax Free Fund
                                                            Scudder Tax Free Money Fund
Scudder Income Fund
                                                            Scudder Technology Fund
Scudder International Fund
                                                            Scudder U.S. Treasury Money Fund
Scudder Large Company Growth Fund


Class S share availability

Class S shares of the above-listed funds (and in the case of Scudder Money Market Series, Premium Class S and Prime Reserve Class S shares) will generally not be available to new investors after December 29, 2000. Class S shares will be available to new investors who purchase shares through mutual fund supermarkets until June 30, 2001. Any Class S shareholders of any Scudder Fund as of the close of business on December 29, 2000 and their household members at the same address may continue to purchase Class S shares of these funds. Certain other investors, such as investors purchasing through retirement plans, may also be eligible to purchase Class S shares of the funds after December 29, 2000.

For a complete list of investors that may continue to purchase Class S shares after December 29, 2000, please refer to the fund's Statement of Additional Information.








October 30, 2000